Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 5,339	¥ 5,276	¥ 4,401
Interest cost	778	682	995
Expected return on plan assets	(2,627)	(2,566)	(2,575)
Amortization of prior service credit	(912)	(925)	(928)
Amortization of net actuarial loss (gain)	856	959	(15)
Amortization of transition obligation	45	45	49
Net periodic pension cost	3,479	3,471	1,927
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,455	3,270	3,856
Interest cost	1,994	1,757	1,747
Expected return on plan assets	(4,217)	(3,581)	(4,584)
Amortization of prior service credit	(123)	(96)	(113)
Amortization of net actuarial loss (gain)	38	617	1,336
Amortization of transition obligation	4	4	3
Net periodic pension cost	¥ 1,151	¥ 1,971	¥ 2,245